Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	12,500,000,000	12,500,000,000
Ordinary shares, shares issued	3,354,650,799	1,201,460,800
Ordinary shares, shares outstanding	3,354,650,799	1,201,460,800
Treasury Stock, ordinary shares	2,641,693
ADS
Ordinary shares, shares issued	8,386,627	3,003,651
Ordinary shares, shares outstanding	8,386,627	3,003,651